Calvert
Equity Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Beverages — 1.1%
PepsiCo, Inc.	433,717	$ 64,320,231
		$ 64,320,231
Capital Markets — 5.6%
Charles Schwab Corp. (The)	1,050,025	$ 55,693,326
Intercontinental Exchange, Inc.	1,726,449	199,042,305
Moody's Corp.	103,286	29,977,729
S&P Global, Inc.	129,478	42,563,303
		$ 327,276,663
Chemicals — 7.0%
Air Products & Chemicals, Inc.	214,230	$58,531,920
Ecolab, Inc.	940,538	203,494,802
Linde PLC	556,045	146,523,418
		$408,550,140
Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	1,153,916	$150,897,595
TE Connectivity, Ltd.	586,954	71,062,521
		$221,960,116
Entertainment — 0.8%
Electronic Arts, Inc.	312,490	$44,873,564
		$44,873,564
Equity Real Estate Investment Trusts (REITs) — 4.4%
American Tower Corp.	835,633	$187,566,183
Crown Castle International Corp.	431,387	68,672,497
		$256,238,680
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	157,642	$59,396,353
		$59,396,353
Food Products — 1.0%
Mondelez International, Inc., Class A	969,510	$56,687,250
		$56,687,250
Health Care Equipment & Supplies — 4.7%
Danaher Corp.	1,086,954	$241,455,962
Intuitive Surgical, Inc.(1)	38,544	31,532,846
		$272,988,808
Security	Shares	Value
Health Care Providers & Services — 1.4%
Laboratory Corp. of America Holdings(1)	411,308	$ 83,721,743
		$ 83,721,743
Hotels, Restaurants & Leisure — 1.7%
Starbucks Corp.	923,498	$ 98,795,816
		$ 98,795,816
Insurance — 3.0%
Aon PLC, Class A	316,278	$ 66,820,053
Marsh & McLennan Cos., Inc.	914,219	106,963,623
		$173,783,676
Interactive Media & Services — 4.6%
Alphabet, Inc., Class C(1)	152,822	$267,725,805
		$267,725,805
IT Services — 15.7%
Accenture PLC, Class A	202,193	$52,814,834
Fidelity National Information Services, Inc.	778,272	110,094,357
Fiserv, Inc.(1)	1,485,748	169,167,267
Gartner, Inc.(1)	665,692	106,637,202
MasterCard, Inc., Class A	556,270	198,555,014
Visa, Inc., Class A	1,259,821	275,560,647
		$912,829,321
Life Sciences Tools & Services — 4.3%
Thermo Fisher Scientific, Inc.	530,954	$247,307,754
		$247,307,754
Machinery — 4.2%
IDEX Corp.	509,841	$101,560,327
Xylem, Inc.	1,375,405	140,002,475
		$241,562,802
Multiline Retail — 3.8%
Dollar General Corp.	1,040,682	$218,855,425
		$218,855,425
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	398,202	$105,997,390
		$105,997,390
Pharmaceuticals — 3.4%
Zoetis, Inc.	1,198,452	$198,343,806
		$198,343,806

Calvert
Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 5.8%
IHS Markit, Ltd.	1,538,969	$ 138,245,585
Verisk Analytics, Inc.	950,077	197,226,485
		$ 335,472,070
Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	353,430	$ 58,008,466
		$ 58,008,466
Software — 8.9%
Adobe, Inc.(1)	170,792	$ 85,416,495
Check Point Software Technologies, Ltd.(1)	168,340	22,374,069
Intuit, Inc.	424,546	161,263,798
Microsoft Corp.	1,102,952	245,318,584
		$514,372,946
Specialty Retail — 5.9%
Lowe's Cos., Inc.	548,826	$88,092,061
O'Reilly Automotive, Inc.(1)	170,856	77,324,300
TJX Cos., Inc. (The)	2,560,511	174,857,296
		$340,273,657
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	631,959	$89,403,240
		$89,403,240
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$76,626
Digital Directions International, Inc.(1)(3)(4)	354,389	109,861
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	267,642
		$454,129
Total Common Stocks (identified cost $3,234,536,016)		$5,599,199,851

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$7,970	$ 7,682,921
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(4)(6)	1,445	1,383,067
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(4)(6)	1,855	1,538,333
Total High Social Impact Investments (identified cost $11,270,000)		$ 10,604,321

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 245,218
Series C-1(1)(3)(4)	1,023,444	203,563
PresenceLearning, Inc.:
Series A(1)(3)(4)	600,000	420,000
Series A-2(1)(3)(4)	195,285	142,558
Series B(1)(3)(4)	399,719	323,773
Series D(1)(3)(4)	233,597	50,644
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $1,689,347)		$1,385,756

Venture Capital Debt Obligations — 0.0%(2)

Security	Principal Amount (000's omitted)	Value
SEAF Global SME Facility, 9.00%, 1/1/22(3)(4)	$2,076	$ 229,558
Total Venture Capital Debt Obligations (identified cost $2,075,575)		$ 229,558

Venture Capital Limited Partnership Interests — 0.4%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 1,466,566
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	211,721
Africa Renewable Energy Fund L.P.(1)(3)(4)	1,122,594
Arborview Capital Partners L.P.(1)(3)(4)	1,928,359
Blackstone Clean Technology Partners L.P.(1)(3)(4)	0
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	868,142
China Environment Fund III L.P.(1)(3)(4)	37,202
Coastal Ventures III L.P.(1)(3)(4)	362,816
Core Innovations Capital I L.P.(1)(3)(4)	4,298,142
Cross Culture Ventures I L.P.(1)(3)(4)	663,247
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	1,158,943
DBL Partners III L.P.(1)(3)(4)	1,024,547
First Analysis Private Equity Fund V L.P.(1)(3)(4)	991,209
Ignia Fund I L.P.(1)(3)(4)	142,132
Impact Ventures II L.P.(1)(3)(4)	170,113
LeapFrog Financial Inclusion Fund(1)(3)(4)	53,395
New Markets Education Partners L.P.(1)(3)(4)	412,128
New Markets Venture Partners II L.P.(1)(3)(4)	90,759
Owl Ventures L.P.(1)(3)(4)	883,675
Renewable Energy Asia Fund L.P.(1)(3)(4)	949,695
SEAF India International Growth Fund L.P.(1)(3)(4)	12,080

Calvert
Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Value
SJF Ventures II L.P., Preferred(1)(3)(4)	$ 424,796
SJF Ventures III L.P.(1)(3)(4)	1,378,154
Westly Capital Partners Fund II L.P.(1)(3)(4)	765,109
Total Venture Capital Limited Partnership Interests (identified cost $11,858,200)	$ 19,415,524

Short-Term Investments — 3.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(7)	188,666,707	$ 188,685,574
Total Short-Term Investments (identified cost $188,685,574)		$ 188,685,574
Total Investments — 100.2% (identified cost $3,450,114,712)		$5,819,520,584
Other Assets, Less Liabilities — (0.2)%		$ (12,009,338)
Net Assets — 100.0%		$5,807,511,246

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $32,089,288, which represents 0.6% of the net assets of the Fund as of December 31, 2020.
(5)	Affiliated company.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-12/22/20	701,415
Adobe Capital Social Mezzanine I L.P.	2/8/13-7/22/20	316,717
Africa Renewable Energy Fund L.P.	4/17/14-5/22/19	986,582
Arborview Capital Partners L.P.	11/13/12-1/27/20	232,070
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	356,855
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-12/24/20	814,949
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	7,970,000
China Environment Fund III L.P.	1/24/08-4/19/13	538,868
Coastal Ventures III L.P.	7/30/12-1/9/19	120,686
Core Innovations Capital I L.P.	1/6/11-6/30/17	314,217
Cross Culture Ventures I L.P.	2/24/16-6/16/20	400,424
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-7/31/20	850,360
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	467,149
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	1,445,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-7/22/20	7,500

Calvert
Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
New Markets Venture Partners II L.P.	7/21/08-5/3/16	$0
Owl Ventures L.P.	7/10/14-3/20/20	304,628
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
PresenceLearning, Inc., Series D, Preferred	6/22/20	50,644
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility , 9.00%, 1/1/22	6/28/13-1/8/19	2,075,575
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	210,391
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	0
SJF Ventures III L.P.	2/6/12-7/14/17	427,434
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-12/18/18	727,637

Calvert
Equity Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $196,368,495, which represents 3.4% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 11,124,051	$ —	$ (11,180,737)	$ —	$ 56,686	$ —	$34,940	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	7,970,000	—	—	(287,079)	7,682,921	5,313	7,970,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	150,522,759	277,218,905	(239,056,090)	(9,968)	9,968	188,685,574	50,571	188,666,707
Totals				$(9,968)	$(220,425)	$196,368,495	$90,824

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,598,745,722(2)	$—	$—	$5,598,745,722
Common Stocks - Venture Capital	—	—	454,129	454,129
High Social Impact Investments	—	10,604,321	—	10,604,321
Preferred Stocks - Venture Capital	—	—	1,385,756	1,385,756
Venture Capital Debt Obligations	—	—	229,558	229,558
Venture Capital Limited Partnership Interests	—	—	19,415,524	19,415,524
Short-Term Investments	—	188,685,574	—	188,685,574
Total Investments	$5,598,745,722	$199,289,895	$21,484,967	$5,819,520,584

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture capital is not included in this category.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.